25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 6) - Foreign Exchange Risk [Member] - Hedges Of Net Investment In Foreign Operations [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) R
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative instrument, Fair value	R$ (66,818)	[1]
Bond BRF SA BRFSBZ4 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Federal Foods LLC
Assets	-
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 77,018
Average rate | R	3.7649
Non-derivative instrument, Fair value	R$ (20,467)	[1]
Bond BRF SA BRFSBZ4 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	BRF Al Yasra Food
Assets	-
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 107,918
Average rate | R	3.7649
Non-derivative instrument, Fair value	R$ (29,126)	[1]
Bond BRF SA BRFSBZ4 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proctection (Investment)	Al Khan Foodstuff LLC
Assets	-
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 65,064
Average rate | R	3.7649
Non-derivative instrument, Fair value	R$ (17,225)	[1]

[1]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.